Segment Information (Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ 379,506		¥ 727,356
Other revenues	[1]	278,591		534,658
Segment revenues /Total revenues		658,097	¥ 725,499	1,262,014	¥ 1,517,796
Sale of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		151,484		287,911
Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		24,822		42,850
Asset management and servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		49,093		98,651
Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		18,761		38,199
Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		28,505		54,731
Environment and energy related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		35,602		67,335
Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		25,536		51,086
Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		18,728		32,040
Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		26,975		54,553
Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		322,557		613,465
The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		29,925		59,185
Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		27,024		54,706
Operating Segment
Segment Reporting Information [Line Items]
Revenues from contracts with customers		381,126		728,859
Other revenues	[1]	279,417		536,882
Segment revenues /Total revenues		660,543	728,683	1,265,741	1,521,191
Operating Segment | Sale of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		150,954		286,896
Operating Segment | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		24,822		42,850
Operating Segment | Asset management and servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		49,134		98,706
Operating Segment | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		18,842		38,374
Operating Segment | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		28,505		54,731
Operating Segment | Environment and energy related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		35,818		67,751
Operating Segment | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		26,569		52,976
Operating Segment | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		18,728		32,040
Operating Segment | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		27,754		54,535
Operating Segment | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		323,251		613,465
Operating Segment | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		29,925		59,185
Operating Segment | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		27,950		56,209
Operating Segment | Corporate Financial Services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		11,415		22,457
Other revenues	[1]	14,648		28,610
Segment revenues /Total revenues		26,063	28,603	51,067	54,059
Operating Segment | Corporate Financial Services | Sale of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		968		2,004
Operating Segment | Corporate Financial Services | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Corporate Financial Services | Asset management and servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Corporate Financial Services | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		123		245
Operating Segment | Corporate Financial Services | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Corporate Financial Services | Environment and energy related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		840		1,691
Operating Segment | Corporate Financial Services | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Corporate Financial Services | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Corporate Financial Services | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		9,484		18,517
Operating Segment | Corporate Financial Services | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		11,415		22,457
Operating Segment | Corporate Financial Services | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Corporate Financial Services | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		18,054		36,544
Other revenues	[1]	53,730		105,098
Segment revenues /Total revenues		71,784	68,810	141,642	137,156
Operating Segment | Maintenance Leasing | Sale of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,329		2,397
Operating Segment | Maintenance Leasing | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Maintenance Leasing | Asset management and servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Maintenance Leasing | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		14,453		29,632
Operating Segment | Maintenance Leasing | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Maintenance Leasing | Environment and energy related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Maintenance Leasing | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Maintenance Leasing | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Maintenance Leasing | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,272		4,515
Operating Segment | Maintenance Leasing | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		17,924		36,344
Operating Segment | Maintenance Leasing | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Maintenance Leasing | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		130		200
Operating Segment | Real Estate Segment
Segment Reporting Information [Line Items]
Revenues from contracts with customers		31,737		61,017
Other revenues	[1]	27,266		52,510
Segment revenues /Total revenues		59,003	49,235	113,527	95,755
Operating Segment | Real Estate Segment | Sale of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,501		2,773
Operating Segment | Real Estate Segment | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		93
Operating Segment | Real Estate Segment | Asset management and servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,479		2,879
Operating Segment | Real Estate Segment | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Real Estate Segment | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		27,468		52,764
Operating Segment | Real Estate Segment | Environment and energy related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		63		122
Operating Segment | Real Estate Segment | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		455		988
Operating Segment | Real Estate Segment | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Real Estate Segment | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		771		1,398
Operating Segment | Real Estate Segment | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		31,737		61,017
Operating Segment | Real Estate Segment | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Real Estate Segment | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Investment Banking
Segment Reporting Information [Line Items]
Revenues from contracts with customers		260,082		489,556
Other revenues	[1]	4,407		9,451
Segment revenues /Total revenues		264,489	351,917	499,007	774,474
Operating Segment | Investment Banking | Sale of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		146,108		277,607
Operating Segment | Investment Banking | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		24,772		42,601
Operating Segment | Investment Banking | Asset management and servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		118		235
Operating Segment | Investment Banking | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		42		93
Operating Segment | Investment Banking | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Investment Banking | Environment and energy related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		34,572		65,362
Operating Segment | Investment Banking | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		26,114		51,988
Operating Segment | Investment Banking | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		18,728		32,040
Operating Segment | Investment Banking | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		9,628		19,630
Operating Segment | Investment Banking | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		259,735		489,209
Operating Segment | Investment Banking | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Investment Banking | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		347		347
Operating Segment | Retail
Segment Reporting Information [Line Items]
Revenues from contracts with customers		834		1,560
Other revenues	[1]	118,086		220,175
Segment revenues /Total revenues		118,920	106,908	221,735	219,505
Operating Segment | Retail | Sale of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Retail | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Retail | Asset management and servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		40		84
Operating Segment | Retail | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Retail | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Retail | Environment and energy related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Retail | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Retail | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Retail | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		794		1,476
Operating Segment | Retail | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		834		1,560
Operating Segment | Retail | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Retail | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Overseas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		59,004		117,725
Other revenues	[1]	61,280		121,038
Segment revenues /Total revenues		120,284	123,210	238,763	240,242
Operating Segment | Overseas | Sale of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,048		2,115
Operating Segment | Overseas | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		50		156
Operating Segment | Overseas | Asset management and servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		47,497		95,508
Operating Segment | Overseas | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		4,224		8,404
Operating Segment | Overseas | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,037		1,967
Operating Segment | Overseas | Environment and energy related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		343		576
Operating Segment | Overseas | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Overseas | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Operating Segment | Overseas | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		4,805		8,999
Operating Segment | Overseas | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,606		2,878
Operating Segment | Overseas | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		29,925		59,185
Operating Segment | Overseas | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		27,473		55,662
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(1,620)		(1,503)
Other revenues	[1]	(826)		(2,224)
Segment revenues /Total revenues		(5,412)	¥ (6,034)	(10,459)	¥ (10,344)
Intersegment Eliminations | Sale of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		530		1,015
Intersegment Eliminations | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Intersegment Eliminations | Asset management and servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(41)		(55)
Intersegment Eliminations | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(81)		(175)
Intersegment Eliminations | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Intersegment Eliminations | Environment and energy related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(216)		(416)
Intersegment Eliminations | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(1,033)		(1,890)
Intersegment Eliminations | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Intersegment Eliminations | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(779)		18
Intersegment Eliminations | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(694)		0
Intersegment Eliminations | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0		0
Intersegment Eliminations | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ (926)		¥ (1,503)

[1]	Other revenues include revenues that are not in the scope of ASC 606 ("Revenue from Contracts with Customers"), such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.